Summary of expense by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Inventory expensed during the year	$ 4,432	$ 3,472	$ 5,344
Employee benefits expense	5,207	3,945	3,429
Depreciation and amortization	1,607	1,443	1,468
Professional and consulting fees	4,649	2,558	691
Third-party research and development	5,507	1,007	550
Impairment of property and equipment	1,061
Impairment of intangible assets	3,196
Other	2,208	(653)	(1,230)
Expenses	$ 27,867	$ 11,772	$ 10,252